Document and Entity Information	0 Months Ended
Jan. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 02, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 02, 2015
Document Effective Date	Jan. 02, 2015
Prospectus Date	Nov. 28, 2014
Class I Prospectus | O'Shaughnessy All Cap Core Fund | Class I
Risk/Return:
Trading Symbol	OFAIX
Class A and C Prospectus | O'Shaughnessy All Cap Core Fund | Class A
Risk/Return:
Trading Symbol	OFAAX
Class A and C Prospectus | O'Shaughnessy All Cap Core Fund | Class C
Risk/Return:
Trading Symbol	OFACX